Parent Company Financial Information (Schedule Of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income/(loss)		$ 227,046	$ 85,879	$ 222,519
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other		64,673	60,743	56,894
(Gain)/loss on securities		144	458	(2,872)
Stock-based compensation expense		17,536	13,796	11,351
Gain on extinguishment of debt		0	(5,793)	4,166
Net (increase)/decrease in interest receivable and other assets		(7,191)	(78,824)	294,139
Net (decrease)/increase in interest payable and other liabilities		(36,546)	(39,153)	(121,862)
Total adjustments		(57,393)	269,725	470,662
Net cash provided/(used) by operating activities		181,118	367,038	704,708
Securities:
Sales and prepayments		444,222	69,650	7,829
Purchases		(1,239,912)	(1,066,194)	(751,365)
Premises and equipment:
Sales/(purchases)		(62,554)	(43,514)	(38,880)
Decrease/(increase) in interest-bearing cash		(457,198)	1,019,131	(891,670)
Cash received/(paid) for business combination, net		0	(5,087)	413,352
Net cash provided/(used) by investing activities		(2,468,552)	(518,404)	(1,485,374)
Preferred stock:
Cash dividends		(6,200)	(6,200)	(6,200)
Common stock:
Exercise of stock options		22,479	7,219	1,864
Cash dividends		(63,504)	(53,947)	(47,366)
Repurchase of shares	[1]	(97,396)	(32,648)	(43,579)
Term borrowings:
Proceeds from issuance of term borrowings		100	495,555	396,393
Repayment of term borrowings		(267,527)	(1,026,708)	(23,572)
Increase/(decrease) in short-term borrowings		10,277	(816,324)	89,916
Net cash provided/(used) by financing activities		2,294,165	111,024	1,024,162
Net increase/(decrease) in cash and cash equivalents		6,731	(40,342)	243,496
Total interest paid		92,456	90,722	81,151
Income taxes received from subsidiaries		11,609	14,990	77,779
Parent Company [Member]
Operating activities:
Net income/(loss)		227,046	85,879	222,519
Less undistributed net income/( loss) of subsidiaries		6,075	(207,939)	69,424
Income/(loss) before equity in undistributed net income of subsidiaries		220,971	293,818	153,095
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other		53	(276)	(390)
(Gain)/loss on securities		148	259	(5,736)
Stock-based compensation expense		16,719	12,810	11,351
Gain on extinguishment of debt		0	(5,793)	0
Net (increase)/decrease in interest receivable and other assets		(2,228)	(4,544)	(1,836)
Net (decrease)/increase in interest payable and other liabilities		(2,842)	(5,791)	1,505
Total adjustments		11,850	(3,335)	4,894
Net cash provided/(used) by operating activities		232,821	290,483	157,989
Securities:
Sales and prepayments		275	1,371	4,693
Purchases		(400)	(740)	(40)
Premises and equipment:
Sales/(purchases)		(17)	14	(20)
Decrease/(increase) in interest-bearing cash		0	0	15,800
Return on investment in subsidiary		129	93	150
Investment in subsidiary		0	(9,372)	0
Cash received/(paid) for business combination, net		0	(18,251)	0
Net cash provided/(used) by investing activities		(13)	(26,885)	20,583
Preferred stock:
Cash dividends		(6,200)	(6,200)	(6,200)
Common stock:
Exercise of stock options		22,479	7,219	1,864
Cash dividends		(63,504)	(53,947)	(47,366)
Repurchase of shares		(97,396)	(32,648)	(43,579)
Term borrowings:
Proceeds from issuance of term borrowings		0	495,555	0
Repayment of term borrowings		0	(700,000)	0
Increase/(decrease) in short-term borrowings		0	(3,000)	3,000
Net cash provided/(used) by financing activities		(144,621)	(293,021)	(92,281)
Net increase/(decrease) in cash and cash equivalents		88,187	(29,423)	86,291
Cash and cash equivalents at beginning of period		138,139	167,562	81,271
Cash and cash equivalents at end of period		226,326	138,139	167,562
Total interest paid		19,688	24,345	23,282
Income taxes received from subsidiaries		$ 27,126	$ 32,202	$ 17,053

[1]	2016 , 2015 and 2014 include $ 93 . 5 million , $ 28.4 million and $ 38.5 million, respectively, repurchased under share repurchase programs.